Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings (Deficit) [Member]	Undistributed Common Stock Held by Employee Benefit Trust [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Capitol Bancorp Limited Stockholders' Equity [Member]	Noncontrolling Interests to Consolidated Subsidiaries [Member]	Total
Balances at Dec. 31, 2009		$ 277,707	$ (115,751)	$ (558)	$ (63)	$ 161,335	$ 72,271	$ 233,606
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(35,672)	(35,672)
Reduction in investment of subsidiaries due to change in ownership			(12,791)			(12,791)	12,791	0
Issuance of shares of common stock upon exercise of stock options		20				20		20
Issuance of shares of Series A preferred stock to bank development affiliate to acquire noncontrolling interest in consolidated subsidiaries-Note L	5,098					5,098	2,932	8,030
Issuance of shares of common stock to institutional investors-Note L		6,850				6,850		6,850
Issuance of shares of common stock for redemption of promissory notes-Note J		3,325				3,325		3,325
Surrender of shares of common stock to facilitate vesting of restricted stock		(13)				(13)		(13)
Issuance of unvested shares of restricted common stock, net of related unearned employee compensation		0				0		0
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(1,345)				(1,345)		(1,345)
Recognition of compensation expense relating to restricted common stock and stock options-Note L		956				956		956
Tax effect of share-based payments		(293)				(293)		(293)
Distribution of shares to employees upon anniversary of employment (in shares)		(17)		17		0		0
Net loss			(225,215)			(225,215)	(29,149)	(254,364)
Unrealized gains (losses) arising during the period					219	219		219
Balances at Dec. 31, 2010	5,098	287,190	(353,757)	(541)	156	(61,854)	23,173	(38,681)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(24,399)	(24,399)
Reduction in investment of subsidiaries due to change in ownership			(5,662)			(5,662)	7,162	1,500
Issuance of shares of common stock for redemption of trust-preferred securities		5,082				5,082		5,082
Surrender of shares of common stock to facilitate vesting of restricted stock		(12)				(12)		(12)
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(207)				(207)		(207)
Recognition of compensation expense relating to restricted common stock and stock options-Note L		338				338		338
Tax effect of share-based payments		(256)				(256)		(256)
Net loss			(45,427)			(45,427)	(6,499)	(51,926)
Unrealized gains (losses) arising during the period					(86)	(86)		(86)
Balances at Dec. 31, 2011	5,098	292,135	(404,846)	(541)	70	(108,084)	(563)	(108,647)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(8,003)	(8,003)
Reduction in investment of subsidiaries due to change in ownership			(270)			(270)	270	0
Issuance of shares of common stock upon exercise of stock options		1				1		1
Surrender of shares of common stock to facilitate vesting of restricted stock		0				0		0
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(89)				(89)		(89)
Recognition of compensation expense relating to restricted common stock and stock options-Note L		74				74		74
Tax effect of share-based payments		(29)				(29)		(29)
Net loss			(25,474)			(25,474)	(1,951)	(27,425)
Unrealized gains (losses) arising during the period					2	2		2
Balances at Dec. 31, 2012	$ 5,098	$ 292,092	$ (430,590)	$ (541)	$ 72	$ (133,869)	$ (10,247)	$ (144,116)